HIBERNIA FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                   November 5, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: REGISTRANT NAME (the "Trust")
            Hibernia Capital Appreciation Fund
            Hibernia Louisiana Municipal Income Fund
            Hibernia Mid Cap Equity Fund
            Hibernia Total Return Bond Fund
            Hibernia Cash Reserve Fund
            Hibernia U.S. Treasury Money Market Fund
            Hibernia U.S. Government Income Fund
           1933 Act File No. 33-21321
           1940 Act File No. 811-5536

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated August 31, 2001, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 24 on October 31, 2001. However, please replace the current Post-Effective amendment No. with Post Effective No. 26. The accession number for the incorrect filing of the original 497 (j) letter is 0001056288-01-500281.

     If you have any questions regarding this certification, please contact me at (412) 288-1484.

                                                Very truly yours,



                                                /s/ Timothy S. Johnson
                                                    Secretary